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                      VANGUARD(R) INTERNATIONAL VALUE FUND
              SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2002


The table on page 6 of the prospectus is deleted and replaced with the following:

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                   STOCK MARKET RETURNS FOR DIFFERENT MARKETS*
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            EUROPEAN MARKET   PACIFIC MARKET   EMERGING MARKETS**    U.S. MARKET
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1992             -3.66%          -18.40%             11.40%             7.62%
1993             29.88            35.69              74.84             10.08
1994              2.72            12.83              -7.32              1.32
1995             21.95             2.78               0.01             37.58
1996             21.09            -8.58              15.19             22.96
1997             23.80           -25.49             -16.37             33.36
1998             28.53             2.44             -18.39             28.58
1999             15.89            57.63              60.86             21.04
2000             -8.39           -25.78             -27.93             -9.10
2001            -20.28           -25.40              -2.77            -11.89
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*European  market returns are measured by the MSCI Europe Index;  Pacific market returns are measured by the MSCI Pacific Index; emerging markets returns are measured by the Select Emerging Markets Free Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
** The inception date of the Select Emerging Markets Free Index was May 4, 1994; returns shown for 1992 to 1994 are measured by the MSCI Emerging Markets Free Index.
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